Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Intangible assets and property, plant and equipment

DKK million	Goodwill	Intellec-tual property rights	Software and other intangibles	Total intangible assets	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2021
Cost at the beginning of the year	—	22,404	2,936	25,340	37,509	31,503	6,876	10,798	86,686
Additions from acquisition of businesses (note 5.3)	4,346	18,687	24	23,057	522	—	57	3	582
Additions during the year	—	583	492	1,075	827	890	516	4,858	7,091
Disposals during the year	—	—	(45)	(45)	(359)	(148)	(305)	(41)	(853)
Transfer and reclassifications	—	—	—	—	1,529	3,078	468	(5,075)	—
Effect of exchange rate adjustment	—	128	27	155	1,048	621	164	548	2,381
Cost at the end of the year	4,346	41,802	3,434	49,582	41,076	35,944	7,776	11,091	95,887
Amortisation/depreciation and impairment losses at the beginning of the year	—	3,135	1,548	4,683	12,936	19,444	4,037	—	36,417
Amortisation/depreciation for the year	—	866	200	1,066	1,892	1,529	824	—	4,245
Impairment losses for the year	—	573	—	573	14	32	54	41	141
Amortisation/depreciation and impairment losses reversed on disposals during the year	—	—	(1)	(1)	(365)	(140)	(305)	(41)	(851)
Effect of exchange rate adjustment	—	78	12	90	192	273	108	—	573
Amortisation/depreciation and impairment losses at the end of the year	—	4,652	1,759	6,411	14,669	21,138	4,718	—	40,525
Carrying amount at the end of the year	4,346	37,150	1,675	43,171	26,407	14,806	3,058	11,091	55,362
2020
Cost at the beginning of the year	—	7,270	2,560	9,830	30,260	27,594	6,215	20,351	84,420
Additions during the year	—	15,906	396	16,302	741	506	490	4,560	6,297
Disposals during the year	—	(698)	—	(698)	(119)	(583)	(122)	(16)	(840)
Transfer and reclassifications	—	—	—	—	7,440	4,586	515	(12,541)	—
Effect of exchange rate adjustment	—	(74)	(20)	(94)	(813)	(600)	(222)	(1,556)	(3,191)
Cost at the end of the year	—	22,404	2,936	25,340	37,509	31,503	6,876	10,798	86,686
Amortisation/depreciation and impairment losses at the beginning of the year	—	2,643	1,352	3,995	11,528	18,888	3,453	—	33,869
Amortisation/depreciation for the year	—	889	207	1,096	1,859	1,500	821	—	4,180
Impairment losses for the year	—	350	—	350	14	69	28	16	127
Amortisation/depreciation and impairment losses reversed on disposals during the year	—	(698)	—	(698)	(119)	(581)	(115)	(16)	(831)
Effect of exchange rate adjustment	—	(49)	(11)	(60)	(346)	(432)	(150)	—	(928)
Amortisation/depreciation and impairment losses at the end of the year	—	3,135	1,548	4,683	12,936	19,444	4,037	—	36,417
Carrying amount at the end of the year	—	19,269	1,388	20,657	24,573	12,059	2,839	10,798	50,269

Amortisation and impairment losses

Amortisation and impairment losses
DKK million	2021	2020	2019
Cost of goods sold	844	369	916
Sales and distribution costs	39	40	24
Research and development costs	744	1,025	522
Administrative costs	11	10	3
Other operating income and expenses	1	2	4
Total amortisation and impairment loss	1,639	1,446	1,469
Total amortisation	1,066	1,096	487
Total impairment losses	573	350	982

Depreciation and impairment losses

Depreciation and impairment losses
DKK million	2021	2020	2019
Cost of goods sold	2,836	2,729	2,656
Sales and distribution costs	409	403	354
Research and development costs	736	724	783
Administrative costs	386	433	376
Other operating income and expenses	19	18	23
Total depreciation and impairment losses	4,386	4,307	4,192
Of which related to leased assets	899	964	852

Leased property, plant and equipment

Leased property, plant and equipment
DKK million	2021	2020
Land and buildings	3,340	2,901
Other equipment	499	479
Total	3,839	3,380

Inventories

DKK million	2021	2020
Raw materials	4,310	3,326
Work in progress	12,285	12,252
Finished goods	5,282	5,111
Total inventories (gross)	21,877	20,689
Write-downs at year-end	(2,256)	(2,153)
Total inventories (net)	19,621	18,536
Indirect production costs included in work in progress and finished goods	8,929	9,703
Share of total inventories (net)	46%	52%
Movements in inventory write-downs:
Write-downs at the beginning of the year	2,153	1,426
Write-downs during the year	883	1,628
Utilisation of write-downs	(661)	(528)
Reversal of write-downs	(119)	(373)
Write-downs at the end of the year	2,256	2,153

Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2021
Not yet due	40,274	(844)	39,430
1-90 days	1,132	(93)	1,039
91-180 days	212	(74)	138
181-270 days	87	(51)	36
271-360 days	63	(63)	—
More than 360 days past due	305	(305)	—
Trade receivables	42,073	(1,430)	40,643
EMEA	7,827	(852)	6,975
China	2,564	—	2,564
Rest of World	4,227	(558)	3,669
North America Operations	27,455	(20)	27,435
Trade receivables	42,073	(1,430)	40,643
2020
Not yet due	27,511	(805)	26,706
1-90 days	1,000	(112)	888
91-180 days	188	(63)	125
181-270 days	44	(29)	15
271-360 days	51	(51)	—
More than 360 days past due	320	(320)	—
Trade receivables	29,114	(1,380)	27,734
EMEA	6,306	(781)	5,525
China	2,137	—	2,137
Rest of World	3,003	(580)	2,423
North America Operations	17,668	(19)	17,649
Trade receivables	29,114	(1,380)	27,734
Movements in allowance for doubtful trade receivables

DKK million	2021	2020
Carrying amount at the beginning of the year	1,380	1,484
Reversal of allowance on realised losses	(62)	(108)
Net movement recognised in income statement	102	139
Effect of exchange rate adjustment	10	(135)
Allowance at the end of the year	1,430	1,380
Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers.
Provisions

Provisions for sales rebates
DKK million	2021	2020	2019
At the beginning of the year	34,052	30,878	25,760
Additional provisions, including increases to existing provisions	155,602	111,921	102,782
Amount paid during the year	(141,370)	(106,116)	(98,655)
Adjustments, including unused amounts reversed during the year	(284)	166	381
Effect of exchange rate adjustment	2,822	(2,797)	610
At the end of the year	50,822	34,052	30,878

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2021 Total	2020 Total
At the beginning of the year	34,052	2,451	795	2,042	39,340	35,733
Additional provisions, including increases to existing provisions	155,602	608	493	461	157,164	113,810
Amount used during the year	(141,370)	(657)	(450)	(214)	(142,691)	(107,220)
Adjustments, including unused amounts reversed during the year	(284)	(419)	13	(280)	(970)	78
Effect of exchange rate adjustment	2,822	174	7	48	3,051	(3,061)
At the end of the year	50,822	2,157	858	2,057	55,894	39,340
Non-current liabilities[3]	255	1,895	316	1,908	4,374	4,526
Current liabilities	50,567	262	542	149	51,520	34,814
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid and other US rebate types, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2023 and 2024. In the case of provisions for legal disputes, the timing of settlement cannot be determined.